Disposals and discontinued operations	12 Months Ended
Dec. 31, 2024
Disposals and discontinued operations
Disposals and discontinued operations

Note 27. Disposals and discontinued operations

BetTech Gaming (PTY) Ltd

On May 31, 2023, BetTech became a wholly-owned subsidiary of Sportradar in connection with the Company’s exit from its investment in SportTech AG (refer to Note 16.3). The Company immediately committed to a plan to dispose of BetTech. In November 2023, the Company sold BetTech to a third party for cash consideration of €0.5 million. BetTech is presented as discontinued operations in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2023. Net loss from discontinued operations was €0.8 million for the period of June 1, 2023 to November 30, 2023.

Interact Sport Pty Ltd

On December 30, 2023, the Company sold 100% of the voting interest in Interact Sport Pty Ltd. and its subsidiaries (together, “Interact”) for net cash consideration of €0.2 million. In 2023, the Company committed to a plan to retain and divest certain elements of the Interact business following a strategic decision related to the Company’s realignment of priorities. Interact was not classified as a discontinued operation during the year ended December 31, 2023.